Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Entity Registrant Name	ENDEAVOUR SILVER CORP.
Document Type	40-F
Amendment Flag	false
Entity Central Index Key	0001277866
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	262,323,863
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Document Financial Statement Error Correction [Flag]	false
Entity Interactive Data Current	Yes
Entity File Number	001-33153
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	1130-609 Granville Stree
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V7Y 1G5
City Area Code	604
Local Phone Number	685-9775
Annual Information Form	true
Audited Annual Financial Statements	true
Document Annual Report	true
Document Registration Statement	false
Security Exchange Name	NYSE
Trading Symbol	EXK
Title of 12(b) Security	Common Shares, no par value
Auditor Name	KPMG LLP
Auditor Location	Vancouver, BC, Canada
Auditor Firm ID	85
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	DL Services Inc.
Entity Address, Address Line One	Columbia Center
Entity Address, Address Line Two	701 Fifth Avenue, Suite 6100
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
City Area Code	206
Local Phone Number	903-8800